Loan Sale and Servicing Activities and Variable Interest Entities (Non-Consolidated VIEs) (Details) - USD ($) $ in Millions		Aug. 04, 2020	Dec. 31, 2019	Dec. 31, 2018
Document Period End Date		Aug. 04, 2020
Variable Interest Entity, Primary Beneficiary
PNC Risk of Loss	[1]		$ 22,418	$ 17,215
Carrying Value of Assets Owned by PNC			22,315	17,177
Carrying Value of Liabilities Owned by PNC			1,101	806
Mortgage-Backed Securitizations | Variable Interest Entity, Primary Beneficiary
PNC Risk of Loss	[1],[2]		19,287	14,266
Carrying Value of Assets Owned by PNC	[3]		19,287	14,266
Tax Credit Investments And Other | Variable Interest Entity, Primary Beneficiary
PNC Risk of Loss	[1]		3,131	2,949
Carrying Value of Assets Owned by PNC	[4]		3,028	2,911
Carrying Value of Liabilities Owned by PNC	[5]		$ 1,101	$ 806

[1]
Represents loans, investments and other assets related to non-consolidated VIEs, net of collateral (if applicable). The risk of loss excludes any potential tax recapture associated with tax credit investments.

[2]
Amounts reflect involvement with securitization SPEs where we transferred to, and/or service loans for, an SPE and we hold securities issued by that SPE. Values disclosed in the PNC Risk of Loss column represent our maximum exposure to loss for those securities’ holdings.

[3]	Included in Investment securities, Mortgage servicing rights and Other assets on our Consolidated Balance Sheet.
[4]	Included in Investment securities, Loans, Equity investments and Other assets on our Consolidated Balance Sheet.
[5]	Included in Deposits and Other liabilities on our Consolidated Balance Sheet.